`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2003

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.): [x] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     May 15, 2003

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	67

Form 13F Information Table Value Total:	188,823

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp AT&T Wireless Group  COM              00209A106       97    14718 SH       SOLE                                      14718
Altria Group Inc               COM              718154107      300    10000 SH       SOLE                                      10000
American Intl Group Com        COM              026874107     3379    68340 SH       SOLE                                      68340
Amgen Inc                      COM              031162100     3730    64816 SH       SOLE                                      64816
BP Amoco P L C Sponsored Adr   COM              055622104      243     6285 SH       SOLE                                       6285
Bank Of America Corp New       COM              060505104      693    10361 SH       SOLE                                      10361
Barnesandnoble.com Inc         COM              067846105       15    10000 SH       SOLE                                      10000
Bell South Corp NFSC           COM              079860102     1717    79236 SH       SOLE                                      79236
Berkshire Hathaway Inc Del Cl  COM              084670108     1404       22 SH       SOLE                                         22
Berkshire Hathaway Inc Del Cl  COM              084670207    10520     4923 SH       SOLE                                       4923
Bluegreen Corp                 COM              096231105      106    30000 SH       SOLE                                      30000
CDT Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
CMS Energy Corp Com            COM              125896100       52    11892 SH       SOLE                                      11892
Cardinal Health Inc Com        COM              14149Y108     2538    44542 SH       SOLE                                      44542
Cendant Corp                   COM              151313103      320    25159 SH       SOLE                                      25159
ChevronTexaco Corp Com         COM              166764100     7894   122103 SH       SOLE                                     122103
Cisco Sys Inc                  COM              17275R102     5501   423793 SH       SOLE                                     423793
Coca-Cola                      COM              191216100     5194   128311 SH       SOLE                                     128311
Colgate Palmolive              COM              194162103      210     3865 SH       SOLE                                       3865
Comcast Corp New Cl A          COM              20030N101      395    13799 SH       SOLE                                      13799
Dell Computer                  COM              247025109     6068   222186 SH       SOLE                                     222186
Du Pont E I De Nemours Com     COM              263534109      427    10982 SH       SOLE                                      10982
Duke Energy Corp               COM              264399106     1492   102614 SH       SOLE                                     102614
E M C Corp Mass Com            COM              268648102      132    18257 SH       SOLE                                      18257
Eli Lilly & Co.                COM              532457108     1943    34000 SH       SOLE                                      34000
Ericsson L M Tel Co Adr Cl B S COM              294821608      941   147938 SH       SOLE                                     147938
Exxon Mobil Corp Com           COM              30231G102    11932   341394 SH       SOLE                                     341394
Fannie Mae                     COM              313586109     4204    64326 SH       SOLE                                      64326
Freddie Mac                    COM              313400301     7054   132844 SH       SOLE                                     132844
Fulton Finl Corp PA Com        COM              360271100      306    16267 SH       SOLE                                      16267
GB Hldgs Inc Com               COM              36150A109       29    10946 SH       SOLE                                      10946
General Dynamics Corp Com      COM              369550108     3061    55578 SH       SOLE                                      55578
General Electric Co            COM              369604103     5785   226877 SH       SOLE                                     226877
Gillette                       COM              375766102     3397   109789 SH       SOLE                                     109789
Home Depot                     COM              437076102     5205   213688 SH       SOLE                                     213688
Honeywell Intl Inc             COM              438516106      261    12213 SH       SOLE                                      12213
Intel                          COM              458140100     8463   519837 SH       SOLE                                     519837
International Business Machine COM              459200101      549     6997 SH       SOLE                                       6997
Johnson & Johnson              COM              478160104     3337    57658 SH       SOLE                                      57658
Juniper Networks Inc Com       COM              48203R104       82    10080 SH       SOLE                                      10080
Lockheed Martin Corp Com       COM              539830109     1145    24070 SH       SOLE                                      24070
Lowes Cos Inc Com              COM              548661107      254     6224 SH       SOLE                                       6224
Lund Intl Hldgs Inc Com        COM              550368104       19    10000 SH       SOLE                                      10000
MBIA Inc                       COM              55262C100      713    18445 SH       SOLE                                      18445
MBNA Corp Com                  COM              55262L100     3695   245493 SH       SOLE                                     245493
Merck & Co, Inc.               COM              589331107     8194   149575 SH       SOLE                                     149575
Microsoft                      COM              594918104     7257   299752 SH       SOLE                                     299752
Nortel Networks Corp New       COM              656568102       72    34600 SH       SOLE                                      34600
Northrop Grumman Corp Com      COM              666807102     1973    23000 SH       SOLE                                      23000
Oracle Corp Com                COM              68389X105     6217   573047 SH       SOLE                                     573047
Pfizer                         COM              717081103    10387   333337 SH       SOLE                                     333337
Proctor & Gamble               COM              742718109     6291    70651 SH       SOLE                                      70651
Raytheon Co Com New            COM              755111507     3635   128136 SH       SOLE                                     128136
Royal Dutch Pete. (Shell)      COM              780257804      745    18275 SH       SOLE                                      18275
SBC Communications Inc         COM              78387G103     2617   130446 SH       SOLE                                     130446
SLM Corp                       COM              78442P106    12304   110929 SH       SOLE                                     110929
Sara Lee                       COM              803111103     2523   134907 SH       SOLE                                     134907
Student Loan Corp              COM              863902102     5211    53390 SH       SOLE                                      53390
SunTrust Banks                 COM              867914103     1161    22044 SH       SOLE                                      22044
Teco Energy Inc.               COM              872375100     1241   116750 SH       SOLE                                     116750
Valley Natl Bancorp Com        COM              919794107      206     8383 SH       SOLE                                       8383
Verizon Communications Com     COM              92343V104     1303    36872 SH       SOLE                                      36872
Wachovia                       COM              929771103      202     5934 SH       SOLE                                       5934
Wal-mart Stores Inc            COM              931142103      451     8661 SH       SOLE                                       8661
Walgreens, Inc.                COM              931422109      926    31413 SH       SOLE                                      31413
Walt Disney Co                 COM              254687106      999    58699 SH       SOLE                                      58699
La Quinta Pptys Inc Paired Ctf                  50419U202      106    34809 SH       SOLE                                      34809